UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5931

        Nuveen New York Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:          12/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen New York Performance Plus Municipal Fund, Inc. (NNP) December 31, 2005

Principal		Optional Call
Amount (000)	Description(1)	Provisions(2)	Ratings(3)	Value

	Consumer Discretionary - 0.3%hh (0.2% of Total Investments)
$685	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp,	9/15 at 100.00	BBB-	$678,883
	Series 2005, 5.000%, 9/01/35

	Consumer Staples - 3.9% (2.7% of Total Investments)
2,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/09 at 101.00	BBB-	2,645,000
	Series 1999A, 6.500%, 7/15/27
250	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23	6/10 at 101.00	BBB	256,460
745	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001, 5.250%, 6/01/25	6/11 at 101.00	BBB	753,664
1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003, 5.750%, 6/01/33	6/13 at 100.00	BBB	1,043,140
695	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	701,192
	Series 2001A, 5.200%, 6/01/25
3,750	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/27	7/09 at 101.00	BBB	3,938,663

8,940	Total Consumer Staples			9,338,119

	Education and Civic Organizations - 20.1% (13.4% of Total Investments)
1,500	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series 1999A,	12/09 at 101.00	AA	1,668,270
	6.750%, 12/01/29 - RAAI Insured
2,700	Brookhaven Industrial Development Agency, New York, Revenue Bonds, St. Joseph's College, Series 2000,	12/07 at 101.00	A3	2,801,142
	6.000%, 12/01/20
1,285	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University,	9/08 at 101.00	BBB-	1,311,086
	Series 1998B, 5.000%, 9/15/13
1,000	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System,	No Opt. Call	AAA	1,127,440
	Series 1993B, 6.000%, 7/01/14 - FSA Insured
2,120	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series 2001-1,	No Opt. Call	AAA	2,455,935
	5.500%, 7/01/20 - AMBAC Insured
730	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York, Series 2005A,	No Opt. Call	AAA	834,974
	5.500%, 7/01/18 - FGIC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2002B, 5.375%,	7/12 at 100.00	AAA	1,092,700
	7/01/19
580	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology, Series 2000,	7/10 at 101.00	AAA	623,123
	5.375%, 7/01/20 - FSA Insured
8,345	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 1999,	7/10 at 101.00	AA	9,061,331
	6.250%, 7/01/29 - RAAI Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 1999:
1,250	6.000%, 7/01/20 - RAAI Insured	7/09 at 102.00	AA	1,361,088
1,000	6.000%, 7/01/24 - RAAI Insured	7/09 at 102.00	AA	1,091,290
3,810	6.000%, 7/01/28 - RAAI Insured	7/09 at 102.00	AA	4,146,004
2,500	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities,	No Opt. Call	AA-	2,890,450
	Series 1993A, 5.875%, 5/15/17
5,590	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 1999A,	7/09 at 101.00	A+	5,950,779
	5.500%, 7/01/16
	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue Bonds, City
	University System, Series 1998-2:
1,490	5.000%, 7/01/17 - FSA Insured	7/08 at 101.00	AAA	1,560,254
475	5.000%, 7/01/18 - FSA Insured	7/08 at 101.00	AAA	497,396
635	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University, Civic Facility	10/15 at 100.00	A-	654,990
	Project, Series 2005, 5.000%, 10/01/35
	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John Fisher
	College, Series 1999:
1,000	5.375%, 6/01/17 - RAAI Insured	6/09 at 102.00	AA	1,055,530
2,365	5.375%, 6/01/24 - RAAI Insured	6/09 at 102.00	AA	2,490,109
580	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. Francis College,	10/14 at 100.00	A-	594,210
	Series 2004, 5.000%, 10/01/34
850	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of Greater	2/11 at 100.00	A-	881,986
	New York, Series 2002, 5.250%, 8/01/21
3,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural History,	4/07 at 101.00	AAA	3,108,660
	Series 1997A, 5.650%, 4/01/27 - MBIA Insured
750	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of American Folk Art,	7/10 at 101.00	A	810,443
	Series 2000, 6.000%, 7/01/22 - ACA Insured

44,555	Total Education and Civic Organizations			48,069,190

	Financials - 0.5% (0.4% of Total Investments)
1,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005,	No Opt. Call	Aa3	1,130,270
	5.250%, 10/01/35

	Health Care - 17.0% (11.3% of Total Investments)
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St. James	2/08 at 102.00	AA-	1,054,000
	Mercy Hospital, Series 1998, 5.250%, 2/01/18
2,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical Center,	2/15 at 100.00	AAA	2,091,280
	Series 2005, 5.000%, 2/01/28 - FGIC Insured
4,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Saint Lukes Roosevelt Hospital,	8/15 at 100.00	AA	4,607,685
	Series 2005, 4.900%, 8/15/31
3,750	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island	7/10 at 101.00	Baa1	4,113,000
	Obligated Group - St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long Island	7/09 at 101.00	AAA	8,577,599
	Obligated Group - St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%, 7/01/22 -
	MBIA Insured
1,200	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated Group,	7/11 at 101.00	Ba2	1,202,268
	Series 2001, 5.500%, 7/01/30
3,400	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group,	7/10 at 101.00	Ba1	3,621,408
	Series 2000A, 6.500%, 7/01/25
4,105	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	4,476,954
	Series 2004A, 5.250%, 8/15/15 - FSA Insured
1,250	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities Hospital,	7/13 at 100.00	Baa1	1,322,738
	Series 2003B, 5.500%, 7/01/23
2,000	Dormitory Authority of the State of New York, Revenue Bonds, St. Vincent's Hospital and Medical Center,	2/06 at 100.00	AAA	2,012,340
	Series 1991, 7.400%, 8/01/30
900	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University Hospital	7/13 at 100.00	Baa1	939,015
	Association, Series 2003A, 5.500%, 7/01/32
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series 2003A:
1,000	5.250%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	1,080,000
1,250	5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	1,350,000
750	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island	7/12 at 100.00	B2	763,748
	University Hospital, Series 2001B, 6.375%, 7/01/31
745	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten Island	7/12 at 101.00	B2	768,073
	University Hospital, Series 2002C, 6.450%, 7/01/32
1,510	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, Hospital and	2/06 at 100.00	AAA	1,517,490
	Nursing Home Projects, Series 1992B, 6.200%, 8/15/22
1,100	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital,	7/11 at 101.00	BB	1,145,672
	Series 2001A, 7.125%, 7/01/31

38,460	Total Health Care			40,643,270

	Housing/Multifamily - 7.4% (4.9% of Total Investments)
4,530	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AAA	4,784,269
	Series 2005A, 5.000%, 7/01/25 - FGIC Insured
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2001A:
1,610	5.500%, 11/01/31	5/11 at 101.00	AA	1,673,498
2,000	5.600%, 11/01/42	5/11 at 101.00	AA	2,078,200
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
910	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	945,281
450	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	464,400
1,500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	1,573,140
	Series 2004A, 5.250%, 11/01/30
1,160	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	11/15 at 100.00	AA	1,168,097
	Series 2005F-1, 4.750%, 11/01/35
1,585	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Secured Mortgage Program,	2/06 at 100.00	Aa1	1,588,233
	Series 1992A, 7.000%, 8/15/12 (Alternative Minimum Tax)
390	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 1989B, 7.550%,	5/06 at 100.00	AAA	394,567
	11/01/29 - AMBAC Insured (Alternative Minimum Tax)
1,100	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds,	8/09 at 101.00	Aa1	1,146,783
	Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)
1,825	Puerto Rico Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Portfolio A, Series 1990I,	4/06 at 100.00	BBB+	1,856,463
	7.500%, 4/01/22

17,060	Total Housing/Multifamily			17,672,931

	Housing/Single Family - 4.4% (2.9% of Total Investments)
1,250	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 73A, 5.250%, 10/01/17	9/08 at 101.00	Aa1	1,284,825
	(Alternative Minimum Tax)
375	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	10/09 at 100.00	Aa1	379,646
	(Alternative Minimum Tax)
6,985	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 97, 5.500%, 4/01/31	4/11 at 100.00	Aa1	7,210,684
	(Alternative Minimum Tax)
1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	1,682,858
	(Alternative Minimum Tax)

10,270	Total Housing/Single Family			10,558,013

	Long-Term Care - 7.8% (5.2% of Total Investments)
2,975	Dormitory Authority of the State of New York, FHA-Insured Mortgage Nursing Home Revenue Bonds, Hebrew	2/07 at 102.00	AA	3,107,923
	Home for the Aged at Riverdale, Series 1997, 6.125%, 2/01/37
1,520	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/13 at 102.00	AAA	1,610,562
	Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32
1,375	Dormitory Authority of the State of New York, Revenue Bonds, Miriam Osborn Memorial Home Association,	7/10 at 102.00	A	1,503,893
	Series 2000B, 6.375%, 7/01/29 - ACA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 - ACA Insured	7/15 at 100.00	A	51,827
425	5.000%, 7/01/35 - ACA Insured	7/15 at 100.00	A	433,504
1,340	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs	7/10 at 102.00	N/R	1,445,016
	Facilities Pooled Program, Series 2000, 8.125%, 7/01/19
1,350	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs	7/11 at 101.00	N/R	1,419,930
	Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
1,825	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Hospital and Nursing Home	2/06 at 102.00	AA+	1,867,121
	Revenue Bonds, Series 1995C, 6.100%, 8/15/15
2,755	Oswego County Industrial Development Agency, New York, FHA-Insured Mortgage Assisted Civic Facility	2/09 at 101.00	AAA	2,910,024
	Revenue Bonds, Bishop Commons Inc., Series 1999A, 5.375%, 2/01/49
4,000	Syracuse Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, Loretto Rest Residential	2/08 at 102.00	AAA	4,233,920
	Healthcare Facility, Series 1997A, 5.600%, 8/01/17

17,615	Total Long-Term Care			18,583,720

	Tax Obligation/General - 5.7% (3.9% of Total Investments)
1,800	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	8/14 at 100.00	A+	1,946,988
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
2,500	5.000%, 11/01/19 - FSA Insured	11/14 at 100.00	AAA	2,664,275
1,000	5.000%, 11/01/20 - FSA Insured	11/14 at 100.00	AAA	1,062,670
1,600	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 - FSA Insured	8/15 at 100.00	AAA	1,729,616
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2006F-1, 5.000%, 9/01/19 - XLCA Insured	9/15 at 100.00	AAA	3,192,630
1,350	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 - ACA Insured	6/10 at 100.00	A	1,426,680
	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
200	5.375%, 4/15/18 - MBIA Insured	4/09 at 102.00	AAA	215,478
200	5.375%, 4/15/19 - MBIA Insured	4/09 at 102.00	AAA	215,478
	United Nations Development Corporation, New York, Senior Lien Revenue Bonds, Series 2004A:
750	5.250%, 7/01/23	1/08 at 100.00	A3	774,218
500	5.250%, 7/01/24	1/08 at 100.00	A3	516,145

12,900	Total Tax Obligation/General			13,744,178

	Tax Obligation/Limited - 28.0% (18.6% of Total Investments)
2,400	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	2,541,744
250	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series 2005A, 5.000%,
	7/01/25 - CIFG Insured	7/15 at 100.00	AAA	262,838
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,
	Series 2000D:
35	5.875%, 2/15/18 - FSA Insured	8/10 at 100.00	AAA	38,371
30	5.875%, 2/15/19 - FSA Insured	8/10 at 100.00	AAA	32,889
40	5.875%, 8/15/19 - FSA Insured	8/10 at 100.00	AAA	43,852
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Nassau County Board of Cooperative
	Educational Services, Series 2001A:
1,265	5.250%, 8/15/17 - FSA Insured	8/11 at 100.00	AAA	1,360,039
1,385	5.250%, 8/15/18 - FSA Insured	8/11 at 100.00	AAA	1,489,055
955	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities Improvements,	2/15 at 100.00	AAA	1,001,002
	Series 2005B, 5.000%, 2/15/30 - AMBAC Insured
690	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F,	3/15 at 100.00	AAA	735,823
	5.000%, 3/15/21 - FSA Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
5,000	5.250%, 11/15/25 - FSA Insured	11/12 at 100.00	AAA	5,353,600
2,500	5.000%, 11/15/30	11/12 at 100.00	AA-	2,584,125
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series 2002A:
2,175	5.750%, 7/01/18	No Opt. Call	AA-	2,506,035
2,000	5.125%, 1/01/29	7/12 at 100.00	AA-	2,108,980
1,300	5.000%, 7/01/30 - AMBAC Insured	7/12 at 100.00	AAA	1,349,647
1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003, 5.500%, 1/01/34	1/13 at 102.00	BBB	1,763,278
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,000	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	1,061,640
2,670	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	2,830,547
2,125	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	2,251,161
1,520	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	1,602,232
2,665	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2003E,	2/13 at 100.00	AAA	2,791,907
	5.000%, 2/01/23
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A, 5.000%,	3/14 at 100.00	AA-	1,055,350
	3/15/21
5,600	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2005B,	No Opt. Call	AAA	6,482,280
	5.500%, 4/01/20 - AMBAC Insured
6,500	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A, 5.125%, 3/15/21	3/12 at 100.00	AA	6,868,810
6,700	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AAA	7,221,728
	Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 - AMBAC Insured
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/13 at 100.00	AA-	3,273,240
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
4,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and Youth	1/17 at 100.00	AA-	4,303,400
	Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)
3,480	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24	10/10 at 101.00	BBB	3,869,760

61,965	Total Tax Obligation/Limited			66,783,333

	Transportation - 12.9% (8.6% of Total Investments)
1,225	Albany Parking Authority, New York, Revenue Bonds, Series 2001B, 5.250%, 10/15/12	10/11 at 101.00	BBB+	1,290,109
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A, 5.000%,	No Opt. Call	AAA	1,640,265
	11/15/15 - FGIC Insured
1,900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways	12/08 at 102.00	Ba2	1,667,269
	PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
2,830	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 - AMBAC Insured	1/15 at 100.00	AAA	2,971,189
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
1,100	5.000%, 1/01/30 - FSA Insured	7/15 at 100.00	AAA	1,160,863
3,100	5.000%, 1/01/32 - FSA Insured	7/15 at 100.00	AAA	3,264,114
1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International Airport,	4/09 at 101.00	AAA	1,059,560
	Series 1999A, 5.625%, 4/01/29 - MBIA Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth Series 2005:
2,300	5.000%, 12/01/28 - XLCA Insured	6/15 at 101.00	AAA	2,425,212
1,080	5.000%, 12/01/31 - XLCA Insured	6/15 at 101.00	AAA	1,133,676
1,925	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Twentieth Series 2000,	10/07 at 101.00	AAA	2,012,049
	5.750%, 10/15/26 - MBIA Insured (Alternative Minimum Tax)
2,040	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%,	6/06 at 102.00	CCC	1,541,200
	6/01/26 (Alternative Minimum Tax)
2,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A, 5.000%,	1/12 at 100.00	Aa2	2,092,220
	1/01/19
5,750	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds, Series 2002B,	11/12 at 100.00	Aa2	6,060,213
	5.000%, 11/15/21
2,400	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding	11/12 at 100.00	AAA	2,589,120
	Bonds, Series 2002E, 5.250%, 11/15/22 - MBIA Insured

30,150	Total Transportation			30,907,059

	U.S. Guaranteed(4) - 21.4% (14.3% of Total Investments)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services Facilities,
	Series 2000D:
155	5.875%, 2/15/18 (Pre-refunded 8/15/10) - FSA Insured	8/10 at 100.00	AAA	171,283
155	5.875%, 2/15/19 (Pre-refunded 8/15/10) - FSA Insured	8/10 at 100.00	AAA	171,283
180	5.875%, 8/15/19 (Pre-refunded 8/15/10) - FSA Insured	8/10 at 100.00	AAA	198,909
1,200	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series 2003A,	3/13 at 100.00	AA (4)	1,333,224
	5.375%, 3/15/22 (Pre-refunded 3/15/13)
5,535	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities,	5/12 at 101.00	AAA	6,033,316
	Series 2002A, 5.000%, 5/15/17 (Pre-refunded 5/15/12) - FGIC Insured
870	Erie County Tobacco Asset Securitization Corporation, New York, Senior Tobacco Settlement Asset-Backed	7/10 at 101.00	AAA	969,293
	Bonds, Series 2000, 6.000%, 7/15/20 (Pre-refunded 7/15/10)
	Longwood Central School District, Suffolk County, New York, Series 2000:
1,500	5.750%, 6/15/17 (Pre-refunded 6/15/11) - FGIC Insured	6/11 at 101.00	Aaa	1,681,140
1,500	5.750%, 6/15/18 (Pre-refunded 6/15/11) - FGIC Insured	6/11 at 101.00	Aaa	1,681,140
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A, 4.500%, 4/01/18	10/15 at 100.00	AAA	5,295,300
	(Pre-refunded 10/01/15) - FGIC Insured
	Monroe Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds,
	Series 2000:
400	6.000%, 6/01/15 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	444,764
725	6.150%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 101.00	AAA	810,369
1,250	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,
	Fiscal Series 2000A, 5.500%, 6/15/32 (Pre-refunded 6/15/09) - FGIC Insured	6/09 at 101.00	AAA	1,349,425
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural History,	7/19 at 100.00	AAA	1,082,420
	Series 1999A, 5.750%, 7/01/29 (Pre-refunded 7/01/19) - AMBAC Insured
610	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B, 5.800%, 6/01/23	6/10 at 101.00	AAA	673,306
	(Pre-refunded 6/01/10)
1,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation, Series 2003A,	4/13 at 100.00	AAA	1,655,160
	5.250%, 4/01/22 (Pre-refunded 4/01/13) - MBIA Insured
2,950	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2003B,	3/13 at 100.00	AA (4)	3,207,860
	5.000%, 3/15/22 (Pre-refunded 3/15/13)
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State Facilities
	and Equipment, Series 2002A:
2,860	5.375%, 3/15/19 (Pre-refunded 3/15/12)	3/12 at 100.00	AA (4)	3,149,890
2,000	5.375%, 3/15/20 (Pre-refunded 3/15/12)	3/12 at 100.00	AA (4)	2,202,720
2,095	Niagara Falls, Niagara County, New York, General Obligation Water Treatment Plant Bonds, Series 1994,	No Opt. Call	AAA	2,404,159
	8.000%, 11/01/09 - MBIA Insured (Alternative Minimum Tax)
1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B, 5.000%,	No Opt. Call	AAA	1,752,080
	1/01/20
7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B, 5.500%,	1/22 at 100.00	AAA	8,697,374
	1/01/30 (Pre-refunded 1/01/22)
3,000	Westchester Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	7/10 at 101.00	AAA	3,434,820
	Series 1999, 6.750%, 7/15/29 (Pre-refunded 7/15/10)
2,520	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development Properties -	2/11 at 100.00	BBB- (4)	2,889,583
	Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)

46,105	Total U.S. Guaranteed			51,288,818

	Utilities - 10.9% (7.3% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
1,650	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	1,729,167
2,500	5.250%, 12/01/26	6/08 at 101.00	A-	2,613,125
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A, 5.375%,	9/11 at 100.00	A-	5,338,850
	9/01/25
3,650	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C, 5.000%,	9/13 at 100.00	AAA	3,934,299
	9/01/15 - CIFG Insured
2,500	New York City Industrial Development Agency, New York, Revenue Bonds, Brooklyn Navy Yard Cogeneration	10/08 at 102.00	BBB-	2,517,175
	Partners LP, Series 1997, 5.750%, 10/01/36 (Alternative Minimum Tax)
4,000	New York State Power Authority, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	4,229,280
2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue Refunding	11/11 at 101.00	Baa3	2,098,180
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24 (Mandatory put 11/15/15)
4,000	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration	1/09 at 101.00	N/R	3,740,160
	Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)

25,300	Total Utilities			26,200,236

	Water and Sewer - 9.4% (6.3% of Total Investments)
700	Monroe County Water Authority, New York, Water System Revenue Bonds, Series 2001, 5.150%, 8/01/22	8/11 at 101.00	AA	742,350
2,495	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AAA	2,767,778
	Fiscal Series 2000B, 6.100%, 6/15/31 - MBIA Insured
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AA+	5,375,200
	Fiscal Series 2001A, 5.500%, 6/15/33
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 101.00	AA+	2,187,300
	Fiscal Series 2001D, 5.500%, 6/15/17
2,225	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/12 at 100.00	AA+	2,414,036
	Fiscal Series 2003A, 5.375%, 6/15/19
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds
	Revenue Bonds, Pooled Loan Issue, Series 2002F:
1,000	5.250%, 11/15/17	11/12 at 100.00	AAA	1,084,760
3,345	5.250%, 11/15/19	11/12 at 100.00	AAA	3,628,522
4,060	5.250%, 11/15/20	11/12 at 100.00	AAA	4,390,119

20,825	Total Water and Sewer			22,590,065

$335,830	Total Investments (cost $339,249,754) - 149.7%			358,188,085

	Other Assets Less Liabilities - 2.2%			5,398,309

	Preferred Shares, at Liquidation Value - (51.9)%			(124,300,000)

	Net Assets Applicable to Common Shares - 100%			$239,286,394

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor
Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(4)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2005, the cost of investments was $338,974,624.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

Gross unrealized:
Appreciation	$20,118,740
Depreciation	(905,279)

Net unrealized appreciation (depreciation) of investments	$19,213,461

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Performance Plus Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         2/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         2/27/06

* Print the name and title of each signing officer under his or her signature.